Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table shows the relationship between executive “compensation actually paid” and certain financial performance of the Company during the last three fiscal years ended December 31, 2025, 2024, and 2023 (in $):

Year (1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non- PEO NEOs (2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (3)	Net Loss (4)
2025	1,400,868	2,860,225	746,190	1,453,646	253.33	19,951,000
2024	1,184,500	1,979,875	905,663	841,240	168.10	15,115,000
2023	931,950	775,325	984,541	920,075	81.59	23,689,000

Named Executive Officers, Footnote

(1)	The named PEO, the person acting as our President and Chief Executive Officer, and the other NEOs in each disclosure year represent the following individuals:

Year	PEO	NEOs included in Average
2025	John Aballi	Jeffrey Black
2024	John Aballi	Jeffrey Black and Kamal Adawi
2023	John Aballi	Kamal Adawi and Mark Hazeltine

PEO Total Compensation Amount	$ 1,400,868	$ 1,184,500	$ 931,950
PEO Actually Paid Compensation Amount	$ 2,860,225	1,979,875	775,325
Adjustment To PEO Compensation, Footnote

	2025		2024		2023
	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs
Summary Compensation Table Total	1,400,868	746,190	1,184,500	905,663	931,950	984,541
Less, value of Stock Awards reported in Summary Compensation Table	(605,768)	(80,769)	(353,500)	(411,000)	—	(239,000)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	975,750	130,100	717,500	461,250	—	199,000
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	433,125	334,125	369,250	—	(107,625)	(27,782)
Plus, fair value as of vesting date of equity awards granted and vested in the year	—	—	—	—	—	—
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	656,250	324,000	62,125	908	(49,000)	3,316
Less, prior year-end fair value for any equity awards forfeited in the year	—	—	—	(115,581)	—	—
Compensation Actually Paid ($)	2,860,225	1,453,646	1,979,875	841,240	775,325	920,075

Non-PEO NEO Average Total Compensation Amount	$ 746,190	905,663	984,541
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,453,646	841,240	920,075
Adjustment to Non-PEO NEO Compensation Footnote

	2025		2024		2023
	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs
Summary Compensation Table Total	1,400,868	746,190	1,184,500	905,663	931,950	984,541
Less, value of Stock Awards reported in Summary Compensation Table	(605,768)	(80,769)	(353,500)	(411,000)	—	(239,000)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	975,750	130,100	717,500	461,250	—	199,000
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	433,125	334,125	369,250	—	(107,625)	(27,782)
Plus, fair value as of vesting date of equity awards granted and vested in the year	—	—	—	—	—	—
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	656,250	324,000	62,125	908	(49,000)	3,316
Less, prior year-end fair value for any equity awards forfeited in the year	—	—	—	(115,581)	—	—
Compensation Actually Paid ($)	2,860,225	1,453,646	1,979,875	841,240	775,325	920,075

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid (“CAP”) to Mr. Aballi and TSR increased in both 2025 and 2024 relative to the prior year. The increase in PEO CAP was largely the result of the increase in stock price over that same time period.
The average non-CEO NEO CAP increased in 2025 relative to 2024 and 2023, largely as a result of the increase in stock price over the time period. However, the average non-CEO NEO CAP decreased in 2024 relative to 2023 primarily because of the transition in non-CEO NEOs in 2024 and 2023, partially offset by the increase in stock price over the same period.

Compensation Actually Paid vs. Net Income	The increase in our stock price that largely contributed to the increased PEO CAP and average non-CEO NEO CAP also drove the increase in TSR over the three-year reported period.
Total Shareholder Return Vs Peer Group
Compensation Actually Paid (“CAP”) to Mr. Aballi and TSR increased in both 2025 and 2024 relative to the prior year. The increase in PEO CAP was largely the result of the increase in stock price over that same time period.
The average non-CEO NEO CAP increased in 2025 relative to 2024 and 2023, largely as a result of the increase in stock price over the time period. However, the average non-CEO NEO CAP decreased in 2024 relative to 2023 primarily because of the transition in non-CEO NEOs in 2024 and 2023, partially offset by the increase in stock price over the same period.

Total Shareholder Return Amount	$ 253.33	168.10	81.59
Net Income (Loss)	$ (19,951,000)	$ (15,115,000)	$ (23,689,000)
PEO Name	John Aballi	John Aballi	John Aballi
Additional 402(v) Disclosure

(2)	The table below shows the adjustments made to the compensation totals presented in the Summary Compensation Table for the NEOs in order to calculate “compensation actually paid” in accordance with Item 402(v) of Regulation S-K. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

(3)
As required under Item 201(e) of Regulation S-K, total shareholder return (“TSR”) measures the cumulative value of $100 invested on the last trading day before the earliest fiscal year in the table, or December 31, 2022, through and including the end of the applicable fiscal year for which total shareholder return is calculated (December 31, 2023, December 31, 2024 or December 31, 2025, as applicable).

(4)	The dollar amounts reported are the Company’s net loss amounts reflected in the Company’s audited financial statements for the applicable year.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (605,768)	$ (353,500)	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	975,750	717,500	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	433,125	369,250	(107,625)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	656,250	62,125	(49,000)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(80,769)	(411,000)	(239,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	130,100	461,250	199,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	334,125	0	(27,782)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	324,000	908	3,316
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (115,581)	$ 0